Note 8 - Convertible Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 8 – Convertible Notes

Convertible notes consisted of the following:

	March 31, 2014	December 31, 2013
Convertible Promissory Note Payable to JMJ Financial, unsecured, one time interest charge of 8%, due on February 22, 2014 (in default)	$191,663	$191,663
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on May 19, 2014.	-	35,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on July 23, 2014	42,500	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on September 12, 2014	47,500	47,500
Convertible Promissory Note Payable to Carebourn Capital LP, unsecured, interest rate of 8% per annum, with payment due on June 30, 2014	32,500	32,500
Convertible Promissory Note Payable to Carebourn Capital LP, unsecured, interest rate of 8% per annum, with payment due on July 29, 2014	10,000	10,000
Convertible Promissory Note Payable to Carebourn Capital LP, unsecured, interest rate of 8% per annum, with payment due on August 29, 2014	17,500	17,500
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, unsecured by all of the Company's assets, interest rate of 12% per annum, with payment due monthly until April 26, 2014	189,844	189,844
Convertible Promissory Note Payable issued in the course of a private placement to individual, unsecured, interest rate of 12% per annum, with payment due on April 9, 2014 or subsequently on demand by holder	140,862	140,862
Convertible Promissory Note Payable issued in the course of a private placement to individual, unsecured, interest rate of 8% per annum, with payment due on September 3, 2014	35,000	35,000
Convertible Promissory Note Payable issued in the course of a private placement to individual, unsecured, interest rate of 8% per annum, with payment due on January 26, 2014	75,000	75,000
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on December 4, 2014	53,000	-
Convertible Promissory Note Payable to Carebourn Partners LLC, unsecured, interest rate of 8% per annum, with payment due on August 29, 2014	15,000	-
Convertible Promissory Note Payable to Booski Consulting LLC, unsecured, interest rate of 8% per annum, with payment due on December 17, 2014	15,000	-
Convertible Promissory Note Payable to Linrick Industries LLC, unsecured, interest rate of 8% per annum, with payment due on December 17, 2014	15,000	-
	880,369	817,369
Less: debt discount	(189,256)	(247,661)
	$691,113	$569,708

JMJ Financial

On February 22, 2011, the Company issued a convertible promissory note in the amount of $1,050,000 to JMJ Financial, Inc. (“JMJ”). The note bears interest in the form of a one-time interest charge of 8%, payable with the note’s principal amount on the maturity date, February 22, 2014. The note is convertible to the Company’s common stock at a price equal to 70% of the average of the three lowest closing market prices of the Company’s common stock for the 20 trading days prior to the conversion date. In connection with the note, the Company entered into a registration rights agreement with JMJ to provide JMJ registration rights for common shares underlying this note. The note will only be funded when the conversion price calculated on each payment date is equal to or greater than $0.015 per share and there are sufficient shares remaining in the registration statement. The principal amount owed to JMJ at March 31, 2014 and December 31, 2013 was $191,663 under the convertible promissory note. The Company analyzed the JMJ note for derivative accounting consideration and determined that the note qualifies for accounting treatment as a financial derivative and recorded an initial discount of $450,000 on the issuance date. During the three months ended March 31, 2014 and 2013, the Company recorded $11,229 and $19,726 of interest expense related to the amortization of the debt discount. At March 31, 2014 and December 31, 2013, there was $0 and $11,229, respectively, of unamortized debt discount related to the JMJ notes.  The Company is currently in litigation with JMJ. See Note 10.

Asher Enterprises

On February 28, 2014, the Company issued convertible promissory notes to Asher Enterprises for proceeds of $53,000 in cash (the “2014 Asher Note”). The note is convertible to the Company’s common stock at a conversion price equal to the greater of (1) 55% multiplied by the average of the lowest three trading prices for the Company’s common stock during the 10 trading day period ending on the latest completed trading day prior to the conversion date and (2) a fixed conversion price of $0.00005 per share. The Company analyzed the 2014 Asher Note for derivative accounting consideration and determined that the conversion feature of these notes qualify for accounting treatment as a financial derivative. The conversion feature of the note was valued at $72,298 on the issuance date. As a result, the note was fully discounted and the fair value of the conversion feature in excess of the principal amount allocated to the note in the amount of $19,298 was expensed immediately as additional interest expense. During the three months ended March 31, 2014, the Company recognized $54,360 of aggregate interest expense related to the amortization of the debt discount on all Asher notes.

At March 31, 2014, there was $93,126 of unamortized discount related to the unconverted Asher notes with a total principal balance of $143,000.

During the first quarter of 2014, Asher Enterprises converted principal of $35,000 with accrued interest related to a note issued in 2013 into 2,440,149 shares of the Company’s common stock.

Carebourn Capital

On March 17, 2014, the Company issued a convertible promissory note to Carebourn Capital for proceeds of $15,000 in cash (“2014 Carebourn Note”). The note is convertible to the Company’s common stock at a conversion price equal to the greater of (1) 55% multiplied by the average of the lowest three trading prices for the Company’s common stock during the 10 trading day period ending on the latest completed trading day prior to the conversion date (2) a fixed conversion price of $0.00009 per share.

The Company analyzed the 2014 Carebourn Notes for derivative accounting consideration and determined that the conversion feature of these notes qualify for accounting treatment as a financial derivative. The conversion features of these notes were valued at $31,493 on the issuance date. As a result, the notes were fully discounted and the fair value of the conversion feature in excess of the principal amount allocated to the note in the amount of $16,493 was expensed immediately as additional interest expense. During the three months ended March 31 2014, the Company recognized $21,591 of aggregate interest expense related to the amortization of the debt discount on all Carebourn notes.

At March 31, 2014, there was $38,673 of unamortized discount related to the unconverted Carebourn notes with a total principal balance of $75,000.

TCA Global Credit Master Fund, LP

2013 TCA Securities Purchase Agreement

On April 26, 2013, the Company entered into a securities purchase agreement with TCA, pursuant to which, TCA shall purchase from the Company up to $2,000,000 of senior secured convertible redeemable debentures (the “Debentures”). The Debentures will be purchased in a series of closings and pursuant to the first such closing, TCA purchased that certain senior convertible redeemable debenture in the amount of $250,000.

The Debentures were issued at 7% original issue discount and the discount of $17,500 is amortized over one year, the term of the Debentures, using the straight-line method which approximates the effective interest method due to the short term nature of the note. The note bears interest at a rate of 12% per annum and the Company shall make monthly payments of principal and interest commencing on May 26, 2013 with the first two payments only including interest. During 2013, the Company made principal payments of $77,656 and interest payments of $11,781 to TCA. As of March 31, 2014, the Company was not in compliance with the financial covenants of this credit facility as it was unable to make the scheduled principal and interest payments since November 2013. On February 24, 2014, TCA filed in a Florida court to seek unpaid monthly payments, default interest and penalties related to this facility as part of the credit facility agreement. The Company became delinquent on payments and was notified of default on January 24, 2014. The Company is working with TCA on an amicable payment of past due amounts and seeks to pay the amount left owed to TCA after it receives disbursements from legal settlements, issuance of additional shares, and or proceeds from anticipated sales.

The Debentures are convertible at a price determined by multiplying 85% of the average daily volume weighted average price of the Company’s common stock during the five business days immediately preceding the date of conversion. The Company analyzed the Debentures for derivative accounting consideration and determined that the Debentures qualify for accounting treatment as a financial derivative. The conversion feature of the Debentures was valued at $218,053 on the issuance date and recorded as debt discount. As of March 31, 2014, there was $12,072 of unamortized debt discount related to the Debentures.

The Company also issued to TCA 9,375,000 shares, which were pledged as security for the securities purchase agreement and was held with an escrow agent until such time as the full payment and performance of all of the obligations of the Company have been satisfied in accordance with the terms of the agreement. The Company also granted TCA the right to vote and receive dividends during the period the 9,375,000 shares were held by the escrow agent. The Company recorded shares issued at par value of $9,375 with an offset to additional paid-in capital.

On May 9, 2013, the Company issued 2,000,000 restricted shares to pay for the $100,000 facility fee pursuant to the 2013 TCA securities purchase agreement entered into on April 26, 2013 with TCA. TCA will return all remaining shares to the Company if total net proceeds of $100,000 are reached. The Company will pay cash or issue additional shares if a total of 2,000,000 shares are sold and net proceeds do not total $100,000. The Company has the right to redeem any shares then in TCA’s possession for an amount equal to the $100,000 facility fee less any net proceeds received by TCA from the sales of the Company’s shares. On the issuance date, the Company recorded an expense of $160,000 for the issuance of 2,000,000 shares based on the stock price. At December 31, 2013, TCA had not sold any of the 2,000,000 shares. Accordingly, during the year ended December 31, 2013, the Company accrued an additional expense of $60,000 which represents the difference between the $100,000 facility fee and the fair market value of the 2,000,000 shares at December 31, 2013 of $0.02 per share. No shares were sold by TCA during the three months ended March 31, 2014 and the stock price of the Company’s common stock was $0.02 per share at March 31, 2014.

2013 Individual Convertible Notes Payable

On September 3, 2013, the Company issued a $35,000 convertible note to an individual. The note matures one year from the date of issuance. Interest accrues at the rate of 8% per year on the outstanding principal amount to be paid at maturity. The principal amount of the Individual Convertible Notes and accrued interest are convertible into the Company’s common stock at a conversion price equal to 75% of the average of the daily volume weighted average prices of the Company's Common Stock during the five trading days immediately prior to the conversion date. The Company analyzed the note for derivative accounting consideration and determined that the conversion feature of the note qualifies for accounting treatment as a financial derivative. The conversion feature of this note was valued at $37,837 on the issuance date. As a result, the note was fully discounted and the fair value of the conversion feature in excess of the principal amount allocated to the note of $2,837 was expensed immediately as additional interest expense. During three months ended March 31, 2014, the Company recognized $9,014 of interest expense related to the amortization of the debt discount. At March 31, 2014, there was $14,384 of unamortized discount related to the note.

On October 9, 2013, the Company issued six convertible notes in an aggregate amount of $140,862 to an individual to settle amounts owed by the Company for legal services rendered to the Company. The notes are callable at any time by the holder subsequent to the six month anniversary of the issuance date. Interest accrues at the rate of 12% per year on the outstanding principal amount to be paid at maturity. The principal amount of the note and accrued interest are convertible into the Company’s common stock at a conversion price equal to the average five trading day closing price of the Company’s common stock during the five trading days immediately prior to the conversion date multiplied by two. The Company analyzed the notes for derivative accounting consideration and determined that the conversion feature of the notes qualifies for accounting treatment as a financial derivative. The conversion feature of the notes was valued at an aggregate amount of $35,709 on the issuance date. During the three months ended March 31, 2014, the Company recognized $17,660 of interest expense related to the amortization of the debt discount. At March 31, 2014, there was $1,765 of unamortized discount related to the notes. The Company has determined that it has grounds to dispute the amounts owed to the individual for legal services rendered represented by the aggregate principal amount of the notes.

On March 17, 2014, the Company issued convertible notes to two individuals for proceeds of $15,000 each in cash. The notes mature nine months from the date of issuance. Interest accrues at the rate of 8% per year on the outstanding principal amount to be paid at maturity. The notes are convertible to the Company’s common stock at a conversion price equal to 55% multiplied by the average of the lowest three trading prices for the Company’s common stock during the 10 trading day period ending on the latest completed trading day prior to the conversion date. The Company analyzed the notes for derivative accounting consideration and determined that the conversion feature of the notes qualify for accounting treatment as a financial derivative. The conversion feature of the notes was valued at $69,376 on the issuance date. As a result, the note was fully discounted and the fair value of the conversion feature in excess of the principal amount allocated to the note of $39,376 was expensed immediately as additional interest expense. During three months ended March 31, 2014, the Company recognized $1,528 of interest expense related to the amortization of the debt discount. At March 31, 2014, there was $28,473 of unamortized discount related to the note.

Note 8 – Convertible Notes

Convertible notes consisted of the following:

	December 31,
	2013	2012
Convertible Promissory Note Payable to JMJ Financial, unsecured, one time interest charge of 8%, due on February 22, 2014	$191,663	$191,663
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on March 21, 2013, fully converted in 2013	-	7,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on May 10, 2013, fully converted in 2013	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on August 27, 2013, fully converted in 2013	-	42,500
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on May 19, 2014	35,000	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on July 23, 2014	42,500	-
Convertible Promissory Note Payable to Asher Enterprises, unsecured, interest rate of 8% per annum, with payment due on September 12, 2014	47,500	-
Convertible Promissory Note Payable to Carebourn Capital L.P., unsecured, interest rate of 8% per annum, with payment due on June 30, 2014	32,500	-
Convertible Promissory Note Payable to Carebourn Capital L.P., unsecured, interest rate of 8% per annum, with payment due on July 29, 2014	10,000	-
Convertible Promissory Note Payable to Carebourn Capital L.P., unsecured, interest rate of 8% per annum, with payment due on August 29, 2014	17,500	-
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, secured by all of the Company's assets, interest rate of 12% per annum, with payment due on January 3, 2013	-	62,165
Convertible Promissory Note Payable to TCA Global Credit Master Fund, LP, secured by all of the Company's assets, interest rate of 12% per annum, with payment due monthly until April 26, 2014	189,844	-
Convertible Promissory Notes Payable issued in the course of a private placement to individual, unsecured, interest rate of 12% per annum, with payment due on April 9, 2014 or subsequently on demand by holder	140,862
Convertible Promissory Note Payable issued in the course of a private placement to individual, unsecured, interest rate of 8% per annum, with payment due on September 3, 2014	35,000	-
Convertible Promissory Note Payable issued in the course of a private placement to individual, unsecured, interest rate of 8% per annum, with payment due on January 26, 2014	75,000	100,000
	817,369	446,328
Less: debt discount	(247,661)	(229,573)
	$569,708	$216,755

JMJ Financial

On February 22, 2011, the Company issued a convertible promissory note in the amount of $1,050,000 to JMJ Financial, Inc. (“JMJ”). The note bears interest in the form of a one-time interest charge of 8%, payable with the note’s principal amount on the maturity date, February 22, 2014. The note is convertible to the Company’s common stock at a price equal to 70% of the average of the three lowest closing market prices of the Company’s common stock for the 20 trading days prior to the conversion date. In connection with the note, the Company entered into a registration rights agreement with JMJ to provide JMJ registration rights for common shares underlying this note. The note will only be funded when the conversion price calculated on each payment date is equal to or greater than $0.015 per share and there are sufficient shares remaining in the registration statement. During 2012, JMJ converted $15,498 under this agreement into 180,000 shares of the Company’s common stock. The principal amount owed to JMJ at December 31, 2013 and 2012 was $191,663 under the convertible promissory note. The Company analyzed the JMJ note for derivative accounting consideration and determined that the note qualifies for accounting treatment as a financial derivative and recorded an initial discount of $450,000 on the issuance date. For 2013 and 2012, the Company recorded $95,462 and $80,000 of interest expense related to the amortization of the debt discount. At December 31, 2013 and 2012, there was $11,229 and $106,691, respectively, of unamortized debt discount related to the JMJ notes.

The Company is currently in litigation with JMJ. See Note 10.

Asher Enterprises

On March 4, August 15, October 21, and December 10, 2013, the Company issued convertible promissory notes to Asher Enterprises for proceeds of $42,500, $35,000, $42,500 and $47,500 in cash, respectively (the “2013 Asher Notes”). The notes are convertible to the Company’s common stock at a conversion price equal to the greater of (1) 55% multiplied by the average of the lowest three trading prices for the Company’s common stock during the 10 trading day period ending on the latest completed trading day prior to the conversion date and (2) a fixed conversion price of $0.00009 per share in the case of the notes issued on March 4 and August 15, 2013 and $0.00005 in the case of the notes issued on October 21 and December 10, 2013.

The March 4 note has a beneficial conversion feature discount of $42,500, all of which was amortized as interest expense for 2013. The Company analyzed the August 15, October 21 and December 10, 2013 notes for derivative accounting consideration and determined that the conversion feature of these notes qualify for accounting treatment as a financial derivative. The conversion features of these notes were valued at an aggregate amount of $266,925 on the issuance date. As a result, the notes were fully discounted and the fair value of the conversion feature in excess of the principal amount allocated to the notes in the aggregate amount of $141,925 was expensed immediately as additional interest expense. For 2013, the Company recognized $30,514 of aggregate interest expense related to the amortization of the debt discount. At December 31, 2013, there was $94,486 of unamortized discount related to August 15, October 21 and December 19, 2013 notes. For 2013, the Company also recorded interest expense of $66,930 related to the amortization of debt discount on notes issued in 2012 to Asher Enterprises.

During 2013, Asher Enterprises converted principal of $92,500 with accrued interest related to notes issued in 2012 into 2,726,118 shares of the Company’s common stock. In addition, during 2013, Asher Enterprises converted principal of $42,500 with accrued interest related to the note issued on February 28, 2013 into 4,857,358 shares of the Company’s common stock.

Carebourn Capital

On March 19, October 31, November 27 and December 24, 2013, the Company issued a convertible promissory note to Carebourn Capital for proceeds of $60,000, $32,500, $10,000 and $17,500 in cash, respectively, (“2013 Carebourn Notes”). The March 19, 2013 note is convertible to the Company’s common stock at a conversion price equal to the greater of (1) 55% multiplied by the average of the lowest three trading prices for the Company’s common stock during the 10 trading day period ending on the latest completed trading day prior to the conversion date (2) a fixed conversion price of $0.00009 per share. The remaining notes issued in 2013 are convertible to the Company’s common stock only at the variable conversion price noted above.

The Company analyzed the conversion feature of the March 19, 2013 not for derivative accounting consideration and determined that the conversion feature for this note does not qualify for accounting treatment as a financial derivative. The March 19, 2013 note has a beneficial conversion feature discount of $49,091, all of which was amortized as interest expense for 2013. The Company analyzed the October 31, November 27 and December 24, 2013 notes for derivative accounting consideration and determined that the conversion feature of these notes qualify for accounting treatment as a financial derivative. The conversion features of these notes were valued at an aggregate amount of $115,642 on the issuance date. As a result, the notes were fully discounted and the fair value of the conversion feature in excess of the principal amount allocated to the notes in the aggregate amount of $55,642 was expensed immediately as additional interest expense. For 2013, the Company recognized $14,736 of aggregate interest expense related to the amortization of the debt discount. At December 31, 2013, there was $45,264 of unamortized discount related to the October 31, November 27 and December 24, 2013 Notes. During 2013, Carebourn Capital converted principal of $60,000 with accrued interest related to March 19, 2013 note into 3,779,454 shares of the Company’s common stock.

TCA Global Credit Master Fund, LP

 2012 TCA Securities Purchase Agreement

On January 3, 2012, the Company entered into a securities purchase agreement with TCA Global Credit Master Fund, LP (“TCA”) pursuant to which TCA would purchase up to $2,000,000 of the Company’s common stock. The Company agreed to pay a $100,000 facility fee by issuing to TCA a number of the Company’s common shares (“facility shares”). To determine the number of shares issuable to TCA for the facility fee, the Company’s common stock was valued at a volume weighted average price at January 2, 2012. The facility shares should be adjusted nine months after January 2, 2012 by the volume weighted average prices of the Company’s common stock five trading days prior to the revaluation date. The Company issued 559,268 common shares in 2012 to TCA which satisfied $51,924 of the facility fee upon revaluation. On August 13, 2012, the Company and TCA agreed to terminate the committed equity financing agreement based on the Company’s failure to achieve bulletin board listing as required under the agreement.

In connection with the securities purchase agreement with TCA, the Company issued a convertible promissory note to TCA for a principal amount of $225,000 (“TCA Note”).  The note bears interest at a rate of 12% per annum and provides for the payment of all principal and interest 12 months from the date of the note’s issuance.  The conversion price was determined by multiplying 95% by the average of the two lowest daily volume weighted average prices of the Company’s common stock on the OTC Markets during the five business days immediately preceding the date of conversion.  The Company analyzed the TCA Note for derivative accounting consideration and determined that the TCA Note qualifies for accounting treatment as a financial derivative. The conversion feature of the TCA Note was valued at $174,448 on the issuance date and recorded as debt discount which was fully amortized in 2012.

TCA converted principal of $27,840 into 300,000 shares of the Company’s common stock on January 3, 2013. On May 9, 2013, 1,750,000 shares (“Past Due Shares”), valued at $140,000, were issued to TCA to settle all outstanding liabilities related to the January 2, 2012 security purchase agreement which totaled $106,987. The Company recorded a $33,013 loss on extinguishment of debt related to the settlement. There is a leak out provision provided in this settlement. TCA shall return all remaining shares back to the Company once proceeds of the sale of shares from the 1,750,000 shares issued reach $80,000. The Company will pay cash or issue additional shares to TCA if all shares issued on May 9, 2013 are sold and total net proceeds do not reach $80,000. The Company has the right to redeem any Past Due Shares then in TCA’s possession for an amount equal to the $80,000 less any net proceeds received by TCA from the sales of the Past Due Shares before March 26, 2014. In the event that TCA has not collected net proceeds equal to $80,000 from the sale of Past Due Shares on March 26, 2014, then at any time after, TCA shall have the right to require that the Company redeem by cash all Past Due Shares for the amount equal to $80,000 less any net proceeds received by TCA from sales of the Past Due Shares. At December 31, 2013, TCA had sold 638,175 shares and collected $28,122 net proceeds. Accordingly, the Company accrued an additional expense of $29,642 which equals the difference between the $80,000 and the fair market value of the remaining 1,111,825 shares at December 31, 2013 of $0.02 per share.

  2013 TCA Securities Purchase Agreement

On April 26, 2013, the Company entered into a securities purchase agreement with TCA, pursuant to which, TCA shall purchase from the Company up to $2,000,000 of senior secured convertible redeemable debentures (the “Debentures”). The Debentures will be purchased in a series of closings and pursuant to the first such closing, TCA purchased that certain senior convertible redeemable debenture in the amount of $250,000.

The Debentures were issued at 7% original issue discount and the discount of $17,500 is amortized over one year, the term of the Debentures, using the straight-line method which approximates the effective interest method due to the short term nature of the note. The note bears interest at a rate of 12% per annum and the Company shall make monthly payments of principal and interest commencing on May 26, 2013 with the first two payments only including interest. During 2013, the Company made principal payments of $77,656 and interest payments of $11,781 to TCA. As of December 31, 2013, the Company was not in compliance with the financial covenants of this credit facility as it was unable to make the scheduled principal and interest payments for the last two months of 2013. On February 24, 2014, TCA filed in a Florida court to seek unpaid monthly payments, default interest and penalties related to this facility as part of the credit facility agreement. The Company became delinquent on payments and was notified of default on January 24, 2014. The Company is working with TCA on an amicable payment of past due amounts and seeks to pay the amount left owed to TCA after it receives disbursements from legal settlements, issuance of additional shares, and or proceeds from anticipated sales.

The Debentures are convertible at a price determined by multiplying 85% of the average daily volume weighted average price of the Company’s common stock during the five business days immediately preceding the date of conversion. The Company analyzed the Debentures for derivative accounting consideration and determined that the Debentures qualify for accounting treatment as a financial derivative. The conversion feature of the Debentures was valued at $218,053 on the issuance date and recorded as debt discount. As of December 31, 2013, there was $53,859 of unamortized debt discount related to the Debentures.

The Company also issued to TCA 9,375,000 shares, which were pledged as security for the securities purchase agreement and was held with an escrow agent until such time as the full payment and performance of all of the obligations of the Company have been satisfied in accordance with the terms of the agreement. The Company also granted TCA the right to vote and receive dividends during the period the 9,375,000 shares were held by TCA. The Company recorded shares issued at par value of $9,375 with an offset to additional paid-in capital.

On May 9, 2013, the Company issued 2,000,000 restricted shares to pay for the $100,000 facility fee pursuant to the 2013 TCA securities purchase agreement entered into on April 26, 2013 with TCA. TCA will return all remaining shares to the Company if total net proceeds of $100,000 are reached. The Company will pay cash or issue additional shares if a total of 2,000,000 shares are sold and net proceeds do not total $100,000. The Company has the right to redeem any shares then in TCA’s possession for an amount equal to the $100,000 facility fee less any net proceeds received by TCA from the sales of the Company’s shares. On the issuance date, the Company recorded an expense of $160,000 for the issuance of 2,000,000 shares based on the stock price. At December 31, 2013, TCA had not sold any of the 2,000,000 shares. Accordingly, the Company accrued an additional expense of $60,000 which represents the difference between the $100,000 facility fee and the fair market value of the 2,000,000 shares at December 31, 2013 of $0.02 per share.

2012 Individual Convertible Notes Payable

During 2012, the Company issued 22 convertible notes payable to individuals for proceeds of $956,501 in cash (“Individual Convertible Notes”). The Individual Convertible Notes matured one year from the date of issuance. Interest accrues at the rate of 8% per year on the outstanding principal amount to be paid at maturity.

The principal amount of the Individual Convertible Notes and accrued interest are convertible into the Company’s common stock at a conversion price equal to 75% of the average of the daily volume weighted average prices of the Company's Common Stock during the five trading days immediately prior to the conversion date, provided that in no event, shall the note holders convert any portion of the Individual Convertible Notes when the sum of (1) the number of shares of common stock beneficially owned by the holder and its affiliates and (2) the number of shares of common stock issuable upon conversion would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the Company’s outstanding common shares. During 2013, $25,000 of the Individual Convertible Notes with accrued interest was converted into 353,727 shares of the Company’s common stock. As of December 31, 2013 and 2012, Individual Convertible Notes included principal of $75,000 payable to Vincent Olmo, the Company’s COO, with a debt discount of $0 and $42,534, respectively. This note was extended through May 26, 2014.

In connection with the issuance of the Individual Convertible Notes, warrants to purchase 3,826,005 shares of the Company’s common stock at $0.25 per share (“$0.25 Warrant”) and warrants to purchase 1,913,003 shares of the Company’s common stock at $0.50 per share (“$0.50 Warrant”) were issued to investors. The warrants have a term of less than one year and expire during the period beginning December 31, 2012 and ending June 30, 2013.

Of the $956,501 proceeds received from the Individual Convertible Notes, $347,097 was allocated to the warrants based on a grant date fair value of $589,416 calculated using the Black-Scholes Model with the following assumptions: (1) 3.9% risk-free discount rate, (2) expected volatility of 155.60 ~218.64%, (3) $0 expected dividends, and (4) an expected term of 0.3~1 years based on the term of warrant.

On March 1, 2013, the Company extended the expiration date of the $0.25 Warrants to June 30, 2013 and the $0.50 Warrants to September 30, 2013. Warrants to purchase 2,859,008 shares of the Company’s common stock that originally expired on December 31, 2012 were reissued to the note holders. The Company recorded a $148,127 modification expense related to the extension.

On August 28, 2013, the Company further extended the expiration date of the $0.25 Warrants to June 30, 2014 and the $0.50 Warrants to September 30, 2014. The Company recorded a $40,501 modification expense related to the extension.

On November 20, 2013, the Company reduced the exercise price of the $0.25 Warrants to $0.125 and the exercise price of the $0.50 Warrants to $0.25. The Company recorded a $21,745 modification expense related to the change.

The Company analyzed the Individual Convertible Notes for derivative accounting consideration and determined that the conversion feature of the Individual Convertible Notes qualify for accounting treatment as a financial derivative. The conversion feature of Individual Convertible Notes was valued at $777,766 on the issuance date. As a result, some of the Individual Convertible Notes were fully discounted and the fair value of the conversion feature in excess of the principal amount allocated to the Individual Convertible Notes of $182,733 was expensed immediately as additional interest expense. For the years ended December 31, 2013 and 2012, the Company recognized $42,534 and $885,418 of interest expense related to the amortization of the debt discount. At December 31, 2013 and 2012, there was $0 and $55,952 of unamortized discount related to the Individual Convertible Notes, respectively.

2013 Individual Convertible Notes Payable

On April 25, 2013, the Company issued a $50,000 convertible note to an individual together with warrants to purchase 200,000 shares of the Company’s common stock at $0.25 per share and 100,000 shares of the Company’s common stock at $0.50 per share. These warrants were valued at $3,526, calculated using the Black-Scholes Model. The individual investor converted the $50,000 convertible promissory note into 1,000,000 shares of the Company’s common stock on the same day the note was issued.

On September 3, 2013, the Company issued a $35,000 convertible note to an individual. The note matures one year from the date of issuance. Interest accrues at the rate of 8% per year on the outstanding principal amount to be paid at maturity. The conversion provisions of this note are the same as the 2012 Individual Convertible Notes as described above. The Company analyzed the note for derivative accounting consideration and determined that the conversion feature of the note qualifies for accounting treatment as a financial derivative. The conversion feature of this note was valued at $37,837 on the issuance date. As a result, the note was fully discounted and the fair value of the conversion feature in excess of the principal amount allocated to the note of $2,837 was expensed immediately as additional interest expense. For 2013, the Company recognized $11,602 of interest expense related to the amortization of the debt discount. At December 31, 2013, there was $23,398 of unamortized discount related to the note. In connection with the issuance of the note, warrants to purchase 140,000 shares of the Company’s common stock at $0.25 per share and 70,000 shares of the Company’s common stock at $0.50 per share were issued to the note holder. These warrants were valued at $2,588 using the Black-Scholes Model.

On October 9, 2013, the Company issued six convertible notes in an aggregate amount of $140,862 to an individual to settle amounts owed by the Company for legal services rendered to the Company. The notes are callable at any time by the holder subsequent to the six month anniversary of the issuance date. Interest accrues at the rate of 12% per year on the outstanding principal amount to be paid at maturity. The principal amount of the note and accrued interest are convertible into the Company’s common stock at a conversion price equal to the average five trading day closing price of the Company’s common stock during the five trading days immediately prior to the conversion date multiplied by two, provided that in no event, shall the note holder convert any portion of these notes when the sum of (1) the number of shares of common stock beneficially owned by the holder and its affiliates and (2) the number of shares of common stock issuable upon conversion would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the Company’s outstanding common shares. The Company analyzed the notes for derivative accounting consideration and determined that the conversion feature of the notes qualifies for accounting treatment as a financial derivative. The conversion feature of the notes was valued at an aggregate amount of $35,709 on the issuance date. For 2013, the Company recognized $16,285 of interest expense related to the amortization of the debt discount. At December 31, 2013, there was $19,424 of unamortized discount related to the notes. The Company has determined that it has grounds to dispute the amounts owed to the individual for legal services rendered represented by the aggregate principal amount of the notes.